NOTE A—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Rental Property Cost	$ 988,391	$ 942,710	$ 942,710
Leasehold Improvements Cost	126,613	114,764	85,599
Total	1,115,004	1,057,474
Rental Property - Accumulated Depreciation	(82,141)	(52,301)
Leasehold Improvements - Accumulated Depreciation	(7,899)	(5,463)
Total accumulated depreciation	(90,040)	(57,764)	(15,540)
Rental Property - Book Value	906,250	890,409
Leasehold Improvements - Book Value	118,714	109,301
Total - Book Value	1,024,964	999,710	1,012,769
Rental Property - Estimated Life	27.5	27.5
Leasehold Improvements - Estimated Life	27.5	27.5
Rental Property - Estimated Annual Depreciation	38,800	38,800
Leasehold Improvements - Estimated Annual Depreciation	4,700	4,700
Total	$ 43,500	$ 43,500